Income Taxes - Schedule of unrecognized tax benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of year	¥ 48,462	¥ 41,437	¥ 34,763
Increases based on tax positions related to the current period	8,551	6,791	5,076
Increases based on tax positions related to the prior periods	17	866	608
Decreases related to lapse of the applicable statute of limitations	(1,957)		(3,812)
Exchange rate fluctuations	3,433	(632)	4,802
Balance at end of year	¥ 58,506	¥ 48,462	¥ 41,437